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MARSICO INTERNATIONAL OPPORTUNITIES FUND
FUND SUMMARIES Marsico International Opportunities Fund
INVESTMENT OBJECTIVE
The Marsico International Opportunities Fund's goal is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MARSICO INTERNATIONAL OPPORTUNITIES FUND - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MARSICO INTERNATIONAL OPPORTUNITIES FUND		INVESTOR CLASS	INSTITUTIONAL CLASS
Management Fee		0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.81%	1.18%
Total Annual Fund Operating Expenses	[2]	1.86%	1.98%
Fee Waiver and/or Expense Reimbursement	[2]	0.36%	0.73%
Net Expenses	[2]	1.50%	1.25%
[1]	Other Expenses include appreciation or depreciation in value of Fund shares previously purchased under the Trustees Deferred Fee Plan (the "Deferred Fee Plan"). Under the Deferred Fee Plan, Trustee deferred fees are deemed invested in the Fund and are recorded as a liability. If the Fund's performance increases, the amount of invested deferred fees increases, which results in the Fund's liability to the Trustees increasing and a resulting increase in the Fund's expenses. The opposite is true when the Fund's performance decreases, which would result in lowering the Fund's expenses. In each case, the Investor Class and the Institutional Class bear a pro rata portion of these expenses.
[2]	The investment adviser has entered into a written expense limitation and fee waiver agreement under which it has agreed (i) to limit the total expenses of the Investor Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.50% of the Fund's average net assets attributable to Investor Class shares, and (ii) to limit the total expenses of the Institutional Class of the Fund (excluding taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.25% of the Fund's average net assets attributable to Institutional Class shares, until January 31, 2025. It may be terminated by the investment adviser at any time after January 31, 2025, upon 15 days prior notice to the Fund and its administrator. The investment adviser may recoup from the Fund (or share class as applicable) any fees previously waived and/or expenses previously reimbursed by the investment adviser with respect to the Fund or share class, as applicable, including any applicable waivers which may apply to a specific share class, pursuant to this agreement (including waivers or reimbursements under previous expense limitations), if (1) such recoupment by the investment adviser does not cause the Fund's share class, at the time of recoupment, to exceed the lesser of (a) the expense limitation in effect at the time the relevant amount was waived and/or reimbursed, or (b) the expense limitation in effect at the time of the proposed recoupment, (2) the recoupment is made within three years after the fiscal year end date as of which the amount to be waived or reimbursed was determined and the waiver or reimbursement occurred, and (3) the investment adviser has not agreed to forego recoupment. In accordance with the Funds' Multi-Class Plan, amounts eligible for recoupment from periods prior to the addition of the Institutional Class will continue to be eligible for recoupment from the Investor Class.

Example

This example is intended to help you compare the cost of investing in the Investor Class or Institutional Class shares of the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the noted class of the Fund for the time periods indicated and then redeem all of your shares in the noted class of the Fund at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of each class remain the same (except the example incorporates the expense limitation and fee waiver agreement only through January 31, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MARSICO INTERNATIONAL OPPORTUNITIES FUND - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS
One Year	$ 153	$ 127
Three Years	550	551
Five Years	972	1,000
Ten Years	$ 2,150	$ 2,248

Portfolio Turnover

The Fund generally pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Marsico International Opportunities Fund is a "diversified" mutual fund and invests primarily (generally, no less than 65% of its net assets) in foreign securities, such as common stocks of foreign companies that are selected for their long-term growth potential, and other foreign securities further described in this Prospectus, whether traded in the U.S. (including as American Depositary Receipts) or in foreign markets or both. The Fund may invest in an unlimited number of companies of any size throughout the world. The Fund normally invests in the securities of issuers that are economically tied to one or more foreign countries, and expects to be invested in various issuers or securities that together have ties to at least four different foreign countries. The Fund may invest in securities of companies economically tied to emerging markets. Some issuers or securities in the Fund's portfolio may be economically tied to the U.S.

The investment adviser searches for growth globally by evaluating companies in industries around the world to uncover attractive investment opportunities and understand the competitive landscape on a world-wide basis. The investment adviser defines growth flexibly to include major changes in company direction and indicators such as a company's market share and the size of the underlying markets it serves.

The investment adviser seeks to select stocks of high-quality companies with compelling long-term capital appreciation potential. The fundamental investment approach combines "top-down" macro-economic analysis and investment theme development with "bottom-up" company and security analysis to identify attractive opportunities. The "top-down" approach generally considers certain macro-economic factors to formulate the strategic backdrop for security selection. Some relevant factors may include, without limitation, global and U.S. GDP levels and direction, interest rates, inflationary and deflationary forces, employment, fiscal and monetary policy, trade policy, currency movements, credit conditions, demographic trends, the regulatory environment, and the global competitive landscape. The investment adviser also may examine other factors that may include, without limitation, the most attractive global investment opportunities, sector and industry trends, industry consolidation, and the sustainability of financial trends. Through this "top-down" analysis, the investment adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the investment adviser has observed.

In the bottom-up analysis, the investment adviser looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the investment adviser evaluates and selects stocks and other securities on the basis of attributes that may include, without limitation, a company's specific market expertise or dominance; its market share position; strong brand franchise, durability, and pricing power; superior scale and distribution; attractive fundamentals (e.g., one or more factors such as a solid balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); excellent management team; commitment to shareholder interests; a security's reasonable current valuation in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect such as a major new innovative product or new management team. This process is called "bottom-up" company and security selection.

As part of this fundamental, "bottom-up" research, the investment adviser may communicate with a company's management and conduct other research to gain knowledge of the company. The investment adviser also may prepare detailed earnings and cash flow models of certain companies.

Three types of companies are typically owned in the Fund's portfolio: core growth, aggressive growth, and "life cycle change." The majority of the Fund's assets (i.e., the primary investments held by the Fund over time) is generally invested in securities of core growth companies, which are typically well-established seasoned companies and securities that the investment adviser believes may offer the potential for long-term, attractive, above-market, relatively predictable future earnings growth rates. Depending on the investment adviser's macroeconomic view and company-specific investment opportunities, the investment adviser may allocate smaller portions of the Fund's portfolio to aggressive growth or life cycle change companies. Aggressive growth companies are innovative companies that the investment adviser believes may produce rapidly accelerating earnings growth in excess of overall market performance, such as less mature companies or other companies with more aggressive growth characteristics. Life cycle change companies are companies that, in the investment adviser's opinion, are undergoing a positive transformational change in their business model that the investment adviser believes could serve as a catalyst for substantially improved earnings growth in the future. Often, these are companies whose stocks may be trading at low multiples and which may be out of favor with other growth-oriented equity investors. Some examples of a positive change would include a merger, acquisition, new product, new management team, favorable regulatory development, or other positive industry-level change.

The investment adviser may reduce or sell the Fund's portfolio securities if, in the opinion of the investment adviser, a security's fundamentals change substantially, the security reaches the investment adviser's price target or its price appreciation leads to overvaluation in relation to the investment adviser's estimates of future earnings and cash flow growth, there is a significant adverse change in the underlying rationale for owning a security or the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, a significant adverse macro-economic development occurs, or for other reasons.

The investment adviser has discretion to hedge exposures to currencies, markets, interest rates, and any other variables that could potentially affect returns to investors. The Fund may use derivative investments or instruments such as futures, options, swaps, or forward currency contracts to attempt to hedge the Fund's portfolio, or to serve other investment purposes as discussed further in this Prospectus under "More Information about the Funds." The Fund is not intended as a vehicle for investing substantially in derivatives, and tends to hold such investments only infrequently. The Fund is not required to hedge its investments and historically has rarely done so.

PRINCIPAL INVESTMENT RISKS
PERFORMANCE

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart shows changes in the performance of the Fund's Investor Class shares from calendar year to year for the past ten years, together with the best and worst quarters during that time. For the periods indicated, the table shows how the Fund's Investor Class shares' and Institutional Class shares' average annual returns compared to those of a broad-based securities market index. The Fund's Institutional Class shares commenced operations on December 6, 2021. Accordingly, the table shows the Fund's Institutional Class shares' average annual total returns (before taxes) for the periods of one year and since inception. The performance of the Fund's Institutional Class shares would be similar to that of the Investor Class shares because the shares are invested in the same portfolio of securities and performance differs only to the extent that the share classes incur different class specific expenses. The actual returns of the Fund's Institutional Class shares would have been potentially higher than those of the Investor Class shares because the Institutional Class shares are typically subject to lower expenses than the Investor Class shares. All presentations assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future results.

You can obtain updated performance information on our website at marsicofunds.com, or by calling 888-860-8686.

INVESTOR CLASS CALENDAR YEAR TOTAL RETURNS

Best Quarter	(06/30/20):	22.27%
Worst Quarter	(03/31/20):	-18.77%

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/23)
Average Annual Returns - MARSICO INTERNATIONAL OPPORTUNITIES FUND	1 Year		5 Years		10 Years		Since Inception		Inception Date
INVESTOR CLASS	17.96%		8.38%		4.61%		5.06%		Jun. 30, 2000
INSTITUTIONAL CLASS	18.24%						(3.28%)		Dec. 06, 2021
After Taxes on Distributions | INVESTOR CLASS	17.95%	[1]	7.51%	[1]	4.01%	[1]	4.63%	[1]	Jun. 30, 2000
After Taxes on Distributions and Sale of Fund Shares | INVESTOR CLASS	10.80%	[1]	6.76%	[1]	3.72%	[1]	4.27%	[1]	Jun. 30, 2000
Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Index (reflects no deduction for fees, expenses, or taxes) | INVESTOR CLASS	18.24%		8.16%		4.28%		3.85%		Jun. 30, 2000
Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Index (reflects no deduction for fees, expenses, or taxes) | INSTITUTIONAL CLASS	18.24%						2.42%		Dec. 06, 2021
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates currently in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Please note that after-tax returns are shown only for the Investor Class shares and may differ for each share class.